Organization and Business; Business Combination (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Oct. 28, 2021
Organization and Business; Business Combination (Details) [Line Items]
Cash (in Dollars)	$ 25.9
Equity issuance costs (in Dollars)	$ 23.0
Number of common stock shares	95,475,334
Converted shares	67,419,627
Number of equity holders shares	67,419,627
Warrant purchased	4,320,133
Option to purchase of shares	1,968,861
Purchase of new warrants	4,320,133
Exercise price (in Dollars per share)	$ 0.01
Outstanding debt (in Dollars)		$ 96.9
Options to acquire an aggregate shares	1,968,861
Public warrants	10,000,000
Private placement warrants	8,750,000
Common stock price per share (in Dollars per share)	$ 11.5
AT&T Warrant [Member]
Organization and Business; Business Combination (Details) [Line Items]
Common stock price per share (in Dollars per share)	$ 0.01
Exercisable shares	4,320,133
PIPE Investors [Member]
Organization and Business; Business Combination (Details) [Line Items]
Addition amount of trust account (in Dollars)	$ 205.0
Issued of aggregated shares	20,500,000
Class A common stock [Member]
Organization and Business; Business Combination (Details) [Line Items]
Common stock par value (in Dollars per share)	$ 10
Redemption paid (in Dollars)	$ 177.1
Number of common stock shares	17,444,293
Leaving shares	2,555,707
Class A common stock [Member] | PIPE Investors [Member]
Organization and Business; Business Combination (Details) [Line Items]
Aggregate shares of committed purchase	205,000,000
Spartacus Sponsor LLC [Member] | Class B Common Stock [Member]
Organization and Business; Business Combination (Details) [Line Items]
Outstanding shares	5,000,000
Founder Shares [Member] | Class A common stock [Member]
Organization and Business; Business Combination (Details) [Line Items]
Aggregate of shares	5,000,000